UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Closed-End Opportunity Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 98.9%
COMMODITIES 4.2%
Central Fund of Canada Ltd.	295,186	$6,476,381
iShares Gold Trust(a)	96,000	1,561,920
iShares Silver Trust(a)	61,300	1,922,981
Sprott Physical Gold Trust(a)	231,000	3,335,640
Sprott Physical Silver Trust(a)	191,900	2,615,597
		15,912,519
CONVERTIBLE 0.0%
Advent Claymore Global Convertible Securities & Income Fund	5,000	34,400
COVERED CALL 13.5%
BlackRock Enhanced Capital and Income Fund	6,700	90,383
BlackRock Enhanced Dividend Achievers Trust	10,000	75,000
BlackRock International Growth and Income Trust	17,800	139,730
Dow 30 Enhanced Premium & Income Fund	4,000	45,000
Eaton Vance Enhanced Equity Income Fund	6,800	75,208
Eaton Vance Enhanced Equity Income Fund II	7,400	80,512
Eaton Vance Tax-Managed Buy-Write Income Fund	185,500	2,541,350
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,064,056	13,768,885
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,196,617	11,403,760
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	492,565	5,437,918
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,344,762	11,981,829
NFJ Dividend Interest & Premium Strategy Fund	238,000	4,253,060
Nuveen Equity Premium Income Fund	4,500	53,865
Nuveen Equity Premium Opportunity Fund	129,500	1,577,310
		51,523,810
EMERGING MARKETS DEBT 0.8%
AllianceBernstein Global High Income Fund	204,000	3,064,080

	Number of Shares	Value
ENERGY/ RESOURCES 7.0%
ASA Gold and Precious Metals Ltd.	417,900	$10,773,462
BlackRock Real Asset Equity Trust	260,700	3,141,435
BlackRock World Mining Trust PLC (United Kingdom)	128,000	1,376,850
Energy Select Sector SPDR Fund	56,200	4,031,226
GAMCO Global Gold Natural Resources & Income Trust	103,298	1,669,296
Market Vectors Gold Miners ETF	40,800	2,022,456
Market Vectors Oil Service ETF(a)	88,900	3,611,118
		26,625,843
EQUITY TAX—ADVANTAGED 8.5%
Eaton Vance Tax-Advantaged Dividend Income Fund	469,776	7,859,353
Eaton Vance Tax-Advantaged Global Dividend Income Fund	508,700	7,360,889
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	224,500	4,395,710
Gabelli Dividend & Income Trust	527,769	8,644,856
John Hancock Tax-Advantaged Dividend Income Fund	133,890	2,372,531
Nuveen Tax-Advantaged Total Return Strategy Fund	153,900	1,709,829
		32,343,168
GLOBAL EQUITY 2.4%
Clough Global Equity Fund	255,700	3,352,227
ING Infrastructure Industrials and Materials Fund	237,200	4,383,456
Nuveen Global Value Opportunities Fund	83,400	1,360,254
		9,095,937
GLOBAL EQUITY DIVIDEND 0.1%
Alpine Global Dynamic Dividend Fund	5,000	30,300
Alpine Total Dynamic Dividend Fund	42,000	199,080
Wells Fargo Advantage Global Dividend Opportunity Fund	12,300	104,796
		334,176

	Number of Shares	Value
GLOBAL HYBRID (GROWTH & INCOME) 3.1%
Clough Global Opportunities Fund	738,100	$8,687,437
LMP Capital and Income Fund	4,000	53,560
Nuveen Diversified Dividend and Income Fund	258,551	3,032,803
		11,773,800
GLOBAL INCOME 3.1%
First Trust Aberdeen Global Opportunity Income Fund	43,900	766,494
MFS Intermediate Income Trust	8,700	55,506
MFS Multimarket Income Trust	8,300	57,934
Nuveen Multi-Currency Short-Term Government Income Fund	5,000	66,100
PIMCO Strategic Global Government Fund	5,000	55,300
Putnam Premier Income Trust	983,653	5,419,928
Templeton Global Income Fund	294,848	2,845,283
Western Asset Global High Income Fund	202,400	2,681,800
		11,948,345
GOVERNMENT 2.1%
AllianceBernstein Income Fund	951,200	7,790,328
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,400	69,066
		7,859,394
HIGH YIELD 3.9%
BlackRock Corporate High Yield Fund III	4,400	33,396
BlackRock Debt Strategies Fund	16,200	67,068
BlackRock Senior High Income Fund	8,900	36,579
Dreyfus High Yield Strategies Fund	9,200	42,780
New America High Income Fund	596,334	6,136,277
PIMCO High Income Fund	16,700	214,428
Pioneer High Income Trust	4,000	66,640
Wells Fargo Advantage Income Opportunities Fund	425,600	4,358,144
Western Asset High Income Fund II	391,307	3,909,157
Western Asset Managed High Income Fund	5,000	30,700
		14,895,169

	Number of Shares	Value
INVESTMENT GRADE 1.7%
BlackRock Credit Allocation Income Trust II	4,700	$49,397
BlackRock Credit Allocation Income Trust IV	5,400	70,578
PIMCO Corporate Income Fund	4,400	70,576
PIMCO Corporate Opportunity Fund	289,922	5,395,448
Putnam Master Intermediate Income Trust	7,300	37,595
Western Asset Global Corporate Defined Opportunity Fund	50,000	964,000
		6,587,594
LIMITED DURATION 2.4%
BlackRock Limited Duration Income Trust	7,600	134,824
Eaton Vance Limited Duration Income Fund	547,037	8,779,944
Wells Fargo Advantage Multi-Sector Income Fund	4,800	72,672
		8,987,440
MASTER LIMITED PARTNERSHIPS 7.0%
ClearBridge Energy MLP Fund	47,620	1,123,832
First Trust Energy Income and Growth Fund	233,780	7,025,089
Kayne Anderson Energy Total Return Fund	247,624	6,804,708
Kayne Anderson Midsteam/Energy Fund	114,700	3,147,368
Kayne Anderson MLP Investment Company	87,300	2,719,395
Tortoise MLP Fund	224,100	5,741,442
		26,561,834
MORTGAGE BOND 0.0%
BlackRock Income Trust	5,100	37,842
MULTI-SECTOR 9.4%
AGIC Convertible & Income Fund	1,022,133	9,710,264
AGIC Convertible & Income Fund II	976,870	8,557,381
Nuveen Multi-Strategy Income and Growth Fund	370,300	3,288,264
Nuveen Multi-Strategy Income and Growth Fund II	339,600	3,049,608
PIMCO Income Opportunity Fund	325,747	8,583,433
PIMCO Income Strategy Fund II	245,437	2,493,640
		35,682,590

	Number of Shares	Value
NATIONAL MUNICIPAL 6.1%
AllianceBernstein National Municipal Income Fund	36,300	$537,603
BlackRock Municipal Income Trust II	175,500	2,720,250
BlackRock MuniHoldings Quality Fund	55,000	775,500
BlackRock MuniVest Fund	220,985	2,302,664
BlackRock MuniYield Fund	111,600	1,707,480
BlackRock MuniYield Quality Fund II	88,200	1,195,992
BlackRock MuniYield Quality Fund III	163,300	2,320,493
Eaton Vance Municipal Bond Fund	106,000	1,378,000
Invesco Van Kampen Select Sector Municipal Trust	89,847	1,151,838
Nuveen Dividend Advantage Municipal Fund	130,700	1,905,606
Nuveen Investment Quality Municipal Fund	144,800	2,263,224
Nuveen Performance Plus Municipal Fund	99,000	1,536,480
Nuveen Premium Income Municipal Fund 2	214,900	3,223,500
		23,018,630
PREFERRED 3.1%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	382,772	6,909,035
Flaherty & Crumrine/Claymore Total Return Fund	223,400	4,246,834
John Hancock Preferred Income Fund III	23,049	410,272
John Hancock Premium Dividend Fund	4,400	59,268
Nuveen Quality Preferred Income Fund	6,300	51,408
Nuveen Quality Preferred Income Fund II	11,700	100,854
		11,777,671
REAL ESTATE 4.2%
Alpine Global Premier Properties Fund	1,387,511	9,018,822
CBRE Clarion Global Real Estate Income Fund	452,612	3,639,000
Neuberger Berman Real Estate Securities Income Fund	7,700	32,956
Nuveen Real Estate Income Fund	307,639	3,473,244
		16,164,022

	Number of Shares	Value
SENIOR LOAN 8.0%
Eaton Vance Floating-Rate Income Trust	577,046	$9,371,227
Eaton Vance Senior Floating-Rate Trust	258,826	3,944,508
Eaton Vance Senior Income Trust	698,887	5,038,975
ING Prime Rate Trust	386,315	2,201,996
Invesco Van Kampen Dynamic Credit Opportunities Fund	8,700	101,616
Invesco Van Kampen Senior Income Trust	15,600	76,596
Nuveen Floating Rate Income Fund	319,400	3,807,248
Nuveen Floating Rate Income Opportunity Fund	134,400	1,619,520
Nuveen Senior Income Fund	4,000	28,520
Pioneer Floating Rate Trust	313,890	4,068,014
Pyxis Credit Strategies Fund	4,800	30,432
		30,288,652
U.S. GENERAL EQUITY 7.7%
Consumer Discretionary Select Sector SPDR Fund	55,800	2,516,580
Gabelli Equity Trust	2,001,900	11,510,925
Liberty All-Star Equity Fund	1,013,086	4,994,514
Royce Value Trust	453,700	6,297,356
SPDR S&P 500 ETF Trust	27,500	3,869,800
Special Opportunities Fund	1,000	16,010
		29,205,185
U.S. HYBRID (GROWTH & INCOME) 0.0%
Guggenheim Strategic Opportunities Fund	4,000	82,200
UTILITY 0.6%
Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund	132,352	2,117,632
TOTAL CLOSED-END FUNDS (Identified cost—$327,493,315)		375,921,933

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)		1,000,394	$1,000,394
Federated Government Obligations Fund, 0.01%(b)		1,100,636	1,100,636
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,101,030)			2,101,030

TOTAL INVESTMENTS (Identified cost—$329,594,345)	99.5%		378,022,963

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		2,079,530

NET ASSETS (Equivalent to $13.85 per share based on 27,439,099 shares of common stock outstanding)	100.0%		$380,102,493

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the investment manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$375,921,933	$375,921,933	$—	—
Money Market Funds	2,101,030	—	2,101,030	—
Total Investments	$378,022,963	$375,921,933	$2,101,030	—

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$329,594,345
Gross unrealized appreciation	$54,177,584
Gross unrealized depreciation	(5,748,966)
Net unrealized appreciation	$48,428,618

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012